Income Taxes (Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current	$ (191)	$ (200)	$ (195)
Deferred	(57)	(1,837)	212
Income Tax Expense (Benefit)	(248)	(2,037)	17
Canada [Member]
Current	(152)	(219)	(373)
Deferred	(106)	(902)	(227)
United States [Member]
Current	(64)	(25)	102
Deferred	52	(935)	442
Other [Member]
Current	25	44	76
Deferred	$ (3)		$ (3)